Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses [Line Items]
Accrued expenses	$ 112,675	$ 103,719
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	31,849	24,549
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	25,320	24,284
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	11,617	12,701
Accrued Logistic Expenses
Accrued Expenses [Line Items]
Accrued expenses	10,734	10,762
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	9,620	9,218
Other Accrued Expenses
Accrued Expenses [Line Items]
Accrued expenses	$ 23,535	$ 22,205